                        GREAT HALL INVESTMENT FUNDS, INC.

                             PRIME MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                      INSTITUTIONAL PRIME MONEY MARKET FUND
                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                       SUPPLEMENT DATED AUGUST 27, 2003 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2002

     The following supplements certain information contained in the Statement of Additional Information dated December 1, 2002 for the Great Hall Funds, Inc. ("Company").

EXECUTIVE OFFICERS OF THE COMPANY

The following table contains information about the current principal executive officers of the Company:


                                    Term of Office* and
  Position with Trust, Name, Age       Length of Time
           and Address                     Served           Principal Occupation(s) During Past Five Years
      ------------------------      -------------------     ----------------------------------------------

PRESIDENT AND CHIEF EXECUTIVE              Since 2001        Head of Wealth Management Services of RBC Dain
OFFICER                                                      Rauscher Inc. since 2002 Rauscher Inc. since 2002;
John G. Taft (49)                                            President, Chief Executive Officer and Director of
                                                             the Adviser since 2000; Chief Executive Officer
                                                             and Director of Voyageur Asset Management LLC from
                                                             1991 to 1997 and Chairman from 1999 to 2000; Director
                                                             of Dougherty Summit Securities LLC from 1997 to 2000;
                                                             Chief Executive Officer and Director of Dougherty
                                                             Dawkins LLC during 1997.

CHIEF INVESTMENT OFFICER                   Since 1997        Managing Director and Chief Investment Officer of
Raye Kanzenbach (55)                                         the Adviser.

VICE PRESIDENT,                            Since 5/03        Legal and Regulatory Affairs Vice President, Chief
ASSISTANT SECRETARY,                                         Compliance Officer and Secretary, Jones & Babson,
CHIEF COMPLIANCE OFFICER, AND AML                            Inc. (mutual fund management company); Chief
COMPLIANCE OFFICER                                           Compliance Officer and Secretary, Investors Mark
Martin A. Cramer (53)                                        Advisor, LLC (mutual fund management company); Vice
BMA Tower                                                    President, Chief Compliance Officer and Secretary,
700 Karnes Blvd.                                             Babson Funds; Vice President and Chief Compliance
Kansas City, MO  64108                                       Officer, RBC Funds, Inc.; Secretary, Gold Bank Funds
                                                             (two mutual funds)(2); and formerly, Vice President,
                                                             Chief Compliance Officer, Buffalo Fund Complex(3).



TREASURER, CHIEF FINANCIAL                 Since 5/03        Compliance Officer, Great Hall Investment Funds,
OFFICER, AND PRINCIPAL ACCOUNTING                            Inc. since 2001; Vice President of RBC Dain Rauscher
OFFICER                                                      Inc. and Finance Manager of Voyageur Asset
Christopher J. Tomas (32)                                    Management Inc. since 2001; Senior Financial Analyst
60 South Sixth Street Minneapolis,                           of RBC Dain Rauscher Inc. from 1999 to 2001;
MN 55402                                                     Financial Analyst of RBC Dain Rauscher Inc. from
                                                             1997 to 1999; Senior Staff Accountant of RBC Dain
                                                             Rauscher Inc. during 1996.

SECRETARY                                  Since 5/03        RBC Dain Rauscher - Vice President and Senior
Laura A. Moret (49)                                          Associate Counsel (2002-present), American Express
90 S. 7th Street, Suite 4300                                 Financial Advisors - Vice President and Group
Minneapolis, MN  55402                                       Counsel (1995 - 2002); Secretary(1).

VICE PRESIDENT                             Since 5/03        Voyageur Asset Management, Inc. - Managing Director
Michael Allen (54)                                           (2002 - present), RBC Centura Bank - Manager,
3201 Beechleaf Court, Suite 350                              Trustmark National Bank -Manager; Vice President(1).
Raleigh, NC  27604



     * Unless indicated otherwise, officers serve until their successors are duly elected and qualified.

     (1) J&B Funds, Inc., RBC Funds, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson-Stewart Ivory International Fund, Inc. and Investor Mark Series Fund, Inc.

     (2) Gold Bank Funds is a series fund consisting of Gold Bank Equity Fund and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

     (3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.


     FUND SUB-ADMINISTRATION AND FUND ACCOUNTING

          Effective May 30, 2003, BISYS Fund Services, LP acts as the Fund Sub-Administrator of the Company on behalf of each Fund.

          Effective July 31, 2003, BISYS Fund Services, LP also acts as the Fund Accountant of the Company on behalf of each Fund.

     TRANSFER AGENT

          Effective July 31, 2003, BISYS Fund Services Ohio, Inc. acts as the Transfer Agent of the Company on behalf of each Fund.

     CUSTODIAN

          Effective May 29, 2003, Wells Fargo Bank Minnesota, N.A., Wells Fargo Center, Sixth and Marquette, Minneapolis, MN 55479, acts as the Custodian of the Company on behalf of each Fund.

     INDEPENDENT AUDITORS

          PricewaterhouseCoopers LLP ("PWC"), 100 East Broad Street, Columbus Ohio, 43215, has been selected as independent public accountants to examine the books and records and from time to time report on the financial statements for the Company. In addition, PWC will perform for the Company certain non-audit services, including preparation of tax services, review of registration statements and preparation of consents for post-effective amendments.


     INVESTORS SHOULD RETAIN A COPY OF THIS SUPPLEMENT FOR FUTURE REFERENCE.
     -----------------------------------------------------------------------